Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Pay vs Performance Disclosure [Table]
Net Income (Loss)	$ (3,633,248)	$ (4,673,447)	$ (1,560,535)	$ (1,119,555)